Segment Information - Schedule of Geographic Regions (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Schedule of Geographic Regions [Line Items]
Revenue	$ 80,631	$ 101,060	$ 247,184	$ 323,915
Satellites, property and other equipment	3,403,965		3,403,965		$ 2,716,708
Intangible assets	420,340		420,340		442,278
Other long-term assets	322,666		322,666		368,657
Canada [Member]
Schedule of Geographic Regions [Line Items]
Revenue	40,285	55,063	124,594	169,850
Satellites, property and other equipment	3,162,848		3,162,848		2,464,818
Intangible assets	408,455		408,455		428,909
Other long-term assets	300,335		300,335		343,059
United States [Member]
Schedule of Geographic Regions [Line Items]
Revenue	27,390	28,942	82,999	99,750
Satellites, property and other equipment	12,102		12,102		12,276
Intangible assets	4,375		4,375		5,426
Other long-term assets	22,331		22,331		25,598
Europe, Middle East & Africa [Member]
Schedule of Geographic Regions [Line Items]
Revenue	5,509	7,225	16,891	21,906
Satellites, property and other equipment	7,853		7,853
Latin America & Caribbean [Member]
Schedule of Geographic Regions [Line Items]
Revenue	4,643	7,483	16,017	22,606
Intangible assets	7,510		7,510		7,943
Asia & Australia [Member]
Schedule of Geographic Regions [Line Items]
Revenue	2,804	$ 2,347	6,683	$ 9,803
United Kingdom [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	217,239		217,239		238,478
All Others [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	$ 3,923		$ 3,923		$ 1,136